Operating Leases (Tables)	12 Months Ended
Sep. 30, 2018
Leases [Abstract]
Future minimum annual lease payments for assets under operating leases (in thousands)
Fiscal Year	Total
2019	1,021
2020	808
2021	807
2022	740
2023	597
Thereafter	51
Total minimum lease payments	$4,024